TO OUR SHAREHOLDERS

October 31, 2003

We are pleased to present the September 30, 2003 Quarterly Report of MassMutual Participation Investors (the "Trust"). The Trust's Board of Trustees declared a quarterly dividend of 20 cents per share, payable on November 14, 2003 to shareholders of record on October 31, 2003. The Trust paid its shareholders a dividend of 20 cents per share in the previous quarter.

U.S. equity markets, as measured by several broad market indices, continued to post positive returns. During the quarter ended September 30, 2003, the Dow Jones Industrial Average and the Russell 2000 Index increased 3.77% and 9.08%, respectively. In contrast to U.S. equity markets, U.S. fixed income markets, as measured by selected indices, posted mixed returns for the quarter. The Lehman Brothers Government/Credit Index decreased 0.50%, while the Lehman Brothers U.S. Corporate High Yield Index increased 2.77% for the quarter.

For the quarter ended September 30, 2003, the Trust earned 19 cents per share compared to 18 cents per share in the previous quarter. The Trust's net assets as of September 30th totaled $95,595,345 or $9.98 per share compared to $90,613,373 or $9.48 per share on June 30, 2003. This translated into portfolio returns of 7.55% for the quarter and 19.61% for the 1- year period ending September 30, 2003, based on change in net assets, assuming the reinvestment of dividends and distributions. Long term, the Trust's portfolio had average annualized returns of 7.88%, 8.82%, and 12.25% for the 3-, 5- and 10- year time periods ended September 30, 2003, respectively, again, based on change in net assets, assuming the reinvestment of all dividends and distributions.

The Trust closed three new private placement transactions during the third quarter of 2003, totaling approximately $3.4 million. The Trust purchased securities of Euro-Pro Corporation, Synventive Equity LLC and U S M Holdings Corp. The weighted average coupon of these investments was 12.59%. (A brief description of these investments can be found in the Schedule of Investments.)

Thank you for your continued interest in and support of MassMutual Participation Investors.


Sincerely,

/s/Roger W. Crandall
-------------------------
Roger W. Crandall
President




--------------------------------------------------------------------------------

CONSOLIDATED STATEMENT OF                     MASSMUTUAL PARTICIPATION INVESTORS
ASSETS AND LIABILITIES

September 30, 2003
(Unaudited)

ASSETS:
Investments
  (See Consolidated Schedule of Investments)
  Corporate restricted securities at fair value
  (Cost - $105,427,546)                                           $  95,084,568
  Corporate public securities at market value
  (Cost - $15,608,956)                                               12,518,345
  Short-term securities at cost plus earned discount which
    approximates market value                                        11,631,700
                                                                  -------------
                                                                    119,234,613
Cash                                                                    247,682
Interest and dividends receivable                                     2,360,924
Receivable for investments sold                                       1,087,345
Other assets                                                              6,329
                                                                  -------------

     TOTAL ASSETS                                                 $ 122,936,893
                                                                  =============

LIABILITIES:

Payable for investments purchased                                 $   3,331,386
Management fee payable                                                  215,314
Note payable                                                         12,000,000
Revolving Credit Agreement                                           10,500,000
Interest payable                                                        278,756
Accrued expenses                                                        104,707
Accrued taxes payable                                                   911,385
                                                                  -------------

     TOTAL LIABILITIES                                               27,341,548
                                                                  =============

NET ASSETS:

Common shares, par value $.01 per share;
  an unlimited number authorized                                         95,743
Additional paid-in capital                                           88,604,663
Retained net realized gain on investments, prior years               19,858,001
Undistributed net investment income                                   2,294,609
Undistributed net realized loss on investments                       (1,824,082)
Net unrealized depreciation of investments                          (13,433,589)
                                                                  -------------

     TOTAL NET ASSETS                                                95,595,345
                                                                  -------------

     TOTAL LIABILITIES AND NET ASSETS                             $ 122,936,893
                                                                  =============

COMMON SHARES ISSUED AND OUTSTANDING                                  9,574,319
                                                                  =============

NET ASSET VALUE PER SHARE                                         $        9.98
                                                                  =============


                See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------
2

CONSOLIDATED STATEMENT OF OPERATIONS          MASSMUTUAL PARTICIPATION INVESTORS
For the nine months ended September 30, 2003
(Unaudited)

INVESTMENT INCOME:
Interest                                                          $   7,102,755
Dividends                                                                78,980
                                                                  -------------

     TOTAL INVESTMENT INCOME                                          7,181,735
                                                                  -------------

EXPENSES:
Management fees                                                         618,025
Trustees' fees and expenses                                              73,731
Transfer agent/registrar's expenses                                      19,400
Interest                                                                657,039
Reports to shareholders                                                 101,500
Audit and legal                                                         122,000
Other                                                                   140,091
                                                                  -------------

     TOTAL EXPENSES                                                   1,731,786
                                                                  -------------

NET INVESTMENT INCOME ($0.57 per share)                               5,449,949
                                                                  -------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                      1,126,059
Net change in unrealized depreciation of investments                  9,667,055
Provision for federal income taxes                                     (911,385
                                                                  -------------

     NET GAIN ON INVESTMENTS                                          9,881,729
                                                                  -------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  15,331,678
                                                                  =============



                 See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENT OF CASH FLOWS          MASSMUTUAL PARTICIPATION INVESTORS
For the nine months ended September 30, 2003
(Unaudited)

NET DECREASE IN CASH:
Cash flows from operating activities:
 Interest and dividends received                                  $   6,188,881
 Interest expense paid                                                 (488,671)
 Operating expenses paid                                               (971,523)
                                                                  -------------

     NET CASH PROVIDED BY OPERATING ACTIVITIES                        4,728,687
                                                                  -------------
Cash flows from investing activities:
  Purchases/Proceeds/Maturities from short-term portfolio
    securities, net                                                  (3,802,204)
  Purchases of portfolio securities                                 (38,621,558)
  Proceeds from disposition of portfolio securities                  42,589,520
                                                                  -------------

     NET CASH PROVIDED BY INVESTING ACTIVITIES                          165,758
                                                                  -------------

     NET CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES          4,894,445
                                                                  -------------

Cash flows from financing activities:
 Increase in receipts for shares issued on reinvestment
   of dividends                                                         496,323
 Cash dividends paid from net investment income                      (5,723,530)
                                                                  -------------

     NET CASH USED FOR FINANCING ACTIVITIES                          (5,227,207)
                                                                  -------------

NET DECREASE IN CASH                                                   (332,762)
Cash - beginning of year                                                580,444
                                                                  -------------

CASH - END OF PERIOD                                              $     247,682
                                                                  =============

RECONCILIATION OF NET INCREASE IN NET ASSETS TO NET
 CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES:

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  15,331,678
                                                                  -------------

  Increase in investments                                           (14,023,268)
  Increase in interest and dividends receivable, net                   (471,194)
  Increase in receivable for investments sold                          (450,805)
  Increase in other assets                                               (6,329)
  Increase in payable for investments purchased                       3,331,386
  Increase in management fee payable                                     26,819
  Increase in interest payable                                          170,301
  Increase in accrued expenses                                           74,472
  Increase in accrued taxes payable                                     911,385
                                                                  -------------

     TOTAL ADJUSTMENTS TO NET ASSETS FROM OPERATIONS                (10,437,233)
                                                                  -------------

     NET CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES      $   4,894,445
                                                                  =============

                See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------
4

CONSOLIDATED STATEMENTS OF                    MASSMUTUAL PARTICIPATION INVESTORS
CHANGES IN NET ASSETS
For the nine months ended September 30, 2003
and the year ended December 31, 2002

                                                                   For the nine
                                                                   months ended       For the
                                                                    09/30/2003      year ended
                                                                   (Unaudited)      12/31/2002
                                                                  -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
  Net investment income                                           $   5,449,949    $   8,256,816
  Net realized gain (loss) on investments                             1,126,059       (1,621,036)
  Net change in unrealized depreciation of investments                9,667,055       (1,701,975)
  Provision for federal income taxes                                   (911,385)             --
                                                                  -------------    -------------
  Net increase in net assets resulting from operations               15,331,678        4,933,805


  Net increase in shares of beneficial interest transactions            496,323          723,915


Dividends to shareholders from:
Net investment income (2003 - $0.40 per share;
  2002 - $0.86 per share)                                            (3,819,319)      (8,163,310)
                                                                  -------------    -------------

     TOTAL INCREASE (DECREASE) IN NET ASSETS                         12,008,682       (2,505,590)

NET ASSETS, BEGINNING OF YEAR                                        83,586,663       86,092,253
                                                                  -------------    -------------

NET ASSETS, END OF PERIOD/YEAR (INCLUDING UNDISTRIBUTED NET
  INVESTMENT INCOME IN 2003 - $2,294,609; 2002 - $663,979)        $  95,595,345    $  83,586,663
                                                                  =============    =============


















--------------------------------------------------------------------------------
                See Notes to Consolidated Financial Statements.

CONSOLIDATED SELECTED FINANCIAL HIGHLIGHTS    MASSMUTUAL PARTICIPATION INVESTORS

Selected data for each share of beneficial interest outstanding:

                                   For the
                                 nine months
                                   ended                For the years ended December 31,
                                 09/30/2003  ----------------------------------------------------
                                (Unaudited)    2002       2001       2000       1999       1998
                                 ---------   --------   --------   --------   --------   --------
Net asset value:
 Beginning of year                $   8.78   $   9.12   $   9.75   $  10.40   $  11.33   $  11.52
                                  --------   --------   --------   --------   --------   --------

Net investment income                 0.57       0.87       0.93       1.00       0.97       0.97
Net realized and unrealized
  gain (loss) on investments          1.03      (0.35)     (0.61)     (0.14)     (0.53)     (0.02)
                                  --------   --------   --------   --------   --------   --------

Total from investment operations      1.60       0.52       0.32       0.86       0.44       0.95
                                  --------   --------   --------   --------   --------   --------

Dividends from net investment
 income to common shareholders       (0.40)     (0.86)     (0.96)     (0.96)     (0.96)     (0.96)

Distributions from net realized
 gain on investments to
 common shareholders                   --         --         --       (0.55)     (0.41)     (0.18)

Change from issuance of shares         --         --        0.01        --         --         --
                                  --------   --------   --------   --------   --------   --------
Total distributions                  (0.40)     (0.86)     (0.95)     (1.51)     (1.37)     (1.14)
                                  --------   --------   --------   --------   --------   --------

Net asset value:
End of period/year                $   9.98   $   8.78   $   9.12   $   9.75   $  10.40   $  11.33
                                  --------   --------   --------   --------   --------   --------
Per share market value:
End of period/year                $  10.30   $   9.40   $   9.10   $  10.94   $  10.25   $  12.00
                                  ========   ========   ========   ========   ========   ========

Total investment return
 Market value                       14.38%*    12.58%    (8.02)%     22.91%    (2.30)%     15.82%
 Net asset value                    18.65%*     5.70%      3.41%      8.11%      4.77%     10.91%


Net assets (in millions):
 End of period/year               $  95.60   $  83.59   $  86.09   $  90.95   $  97.01   $ 105.20


Ratio of operating expenses
 to average net assets               1.21%*     1.27%      1.22%      1.28%      1.25%      1.16%


Ratio of interest expense
 to average net assets               0.75%*     1.08%      1.47%      1.54%      1.38%      1.35%


Ratio of total expenses to
 average net assets                  1.96%*     2.35%      2.69%      2.82%      2.63%      2.51%


Ratio of net investment income
 to average net assets               6.17%*     9.42%      9.70%      9.20%      8.70%      8.16%


Portfolio turnover                  41.20%*    35.32%     21.58%     55.97%     66.17%     54.53%

*Percentages represent results for the period and are not annualized.

                 See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------
6

CONSOLIDATED SCHEDULE OF INVESTMENTS          MASSMUTUAL PARTICIPATION INVESTORS
September 30, 2003
(Unaudited)

                                                                        Shares, Units
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES - 99.47% (A)                           Principal Amount      Date          Cost        Fair Value
                                                                        --------------     -------    ------------    ------------
PRIVATE PLACEMENT INVESTMENTS - 92.31%

ADORN, INC.
A manufacturer of wall panels, cabinets, moldings and
countertops for houses and recreational vehicles.
  12.5% Subordinated Note due 2010                                      $    1,125,000     2/29/00    $  1,002,765    $  1,146,453
  Warrant, exercisable until 2010, to purchase
  common stock at $.02 per share (B)                                          192 shs.     2/29/00         162,931         101,753
                                                                                                      ------------    ------------
                                                                                                         1,165,696       1,248,206
                                                                                                      ------------    ------------

AMERICA'S BODY COMPANY, INC.
A designer and manufacturer of commercial work vehicles.
  12% Senior Subordinated Note due 2007 (B)                             $    1,750,000     11/2/98       1,590,605         700,000
  Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                                           29 shs.     11/2/98         256,667             --
                                                                                                      ------------    ------------
                                                                                                         1,847,272         700,000
                                                                                                      ------------    ------------

AMES TRUE TEMPER GROUP
A manufacturer and distributor of non-powered lawn and
garden tools and accessories in North America.
  13% Senior Subordinated Note due 2010                                 $    1,000,000     1/14/02         997,343       1,055,000
  10% Preferred Stock                                                          85 shs.           *          85,286          92,156
  Class A Common Stock (B)                                                  1,114 shs.     2/28/02           1,114           1,003
  Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                                        2,657 shs.     1/14/02           2,657              27
                                                                                                      ------------    ------------
                                                                                                         1,086,400       1,148,186
                                                                                                      ------------    ------------

BEACON MEDICAL PRODUCTS, INC.
A designer, manufacturer and marketer of medical air and
gas distribution systems.
  Senior Secured Floating Rate Revolving Credit
  Facility due 2007                                                     $       35,913     4/09/02          35,913          35,641
  Senior Secured Tranche A Floating Rate Note due 2008                  $      581,172     4/09/02         581,172         578,167
  12% Senior Secured Note due 2010                                      $      412,112     4/09/02         346,868         426,985
  Limited Partnership Interest of Riverside
  Capital Appreciation Fund IV, L.P. (B)                                   1.31 % int.     4/09/02          87,045          78,340
  Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                                          794 shs.     4/09/02          72,856               8
                                                                                                      ------------    ------------
                                                                                                         1,123,854       1,119,141
                                                                                                      ------------    ------------

BETA BRANDS LTD
A manufacturer of hard candy and chocolate-coated
products sold primarily to the Canadian market.
  Secured Floating Rate Note due 2010 (B)                               $    1,733,701     5/02/03         260,055         260,055
  Limited Partnership Interest of
  CM Equity Partners (B)                                                   3.13 % int.    12/22/97         416,708             --
  Common Stock (B)                                                        460,000 shs.     5/02/03             460             --
                                                                                                      ------------    ------------
                                                                                                           677,223         260,055
                                                                                                      ------------    ------------

*02/28/02 and 11/15/02.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
September 30, 2003
(Unaudited)

                                                                        Shares, Units
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES (A) (Continued)                        Principal Amount      Date          Cost        Fair Value
                                                                        --------------     -------    ------------    ------------
BETTER MINERALS & AGGREGATES
A producer of high grade industrial and specialty silica
sands.
  14% Redeemable Preferred Stock (B)                                          499 shs.     9/30/99    $    272,912    $     54,525
  Convertible Preferred Stock Series A and B, convertible
  into common stock at $9.26 per share (B)                                 62,997 shs.    12/19/96         583,300             --
  Common Stock (B)                                                         10,013 shs.     9/30/99         399,505             --
  Warrants, exercisable until 2005 and 2010, to
  purchase common stock at $.01 per share (B)                               5,700 shs.           *          64,247             --
                                                                                                      ------------    ------------
                                                                                                         1,319,964          54,525
                                                                                                      ------------    ------------

C & M CONVEYOR, INC.
A manufacturer and supplier of material handling systems
to the corrugated sheet and container industry.
  9.5% Senior Secured Term Note due 2007                                $      704,819     9/13/02         704,819         708,172
  11% Senior Subordinated Note due 2010                                 $      478,916     9/13/02         448,851         483,638
  Common Stock (B)                                                        180,723 shs.     9/13/02         180,723         144,578
  Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                                       78,386 shs.     9/13/02          34,428             784
                                                                                                      ------------    ------------
                                                                                                         1,368,821       1,337,172
                                                                                                      ------------    ------------

CAINS FOODS, L.P.
A producer of mayonnaise and sauce products for both the
retail and food service markets.
  8% Junior Subordinated Convertible
  Note due 2004, convertible into
  partnership points at $1,388.89 per point                             $       54,054     9/29/95          54,054          56,681
  Warrant, exercisable until 2006, to purchase
  partnership points at $.01 per point (B)                                     19 pts.     9/29/95          25,130             --
                                                                                                      ------------    ------------
                                                                                                            79,184          56,681
                                                                                                      ------------    ------------

CAPESUCCESS LLC
A provider of diversified staffing services.
  Preferred Membership Interests (B)                                          806 uts.     4/29/00           3,598             180
  Common Membership Interests (B)                                          10,421 uts.     4/29/00          46,706           2,332
                                                                                                      ------------    ------------
                                                                                                            50,304           2,512
                                                                                                      ------------    ------------

CAPITOL SPECIALTY PLASTICS, INC.
A producer of desiccant strips used for packaging
pharmaceuticals products.
  Common Stock (B)                                                             55 shs.          **             252             201
                                                                                                      ------------    ------------

COEUR, INC.
A producer of proprietary, disposable power injection
syringes.
  8.75% Senior Secured Term Note due 2010                               $      326,087     4/30/03         326,087         329,549
  11.5% Senior Subordinated Note due 2011                               $      242,754     4/30/03         220,149         246,438
  Common Stock (B)                                                         72,463 shs.     4/30/03          72,463          65,217
  Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                                       50,099 shs.     4/30/03          23,317             501
                                                                                                      ------------    ------------
                                                                                                           642,016         641,705
                                                                                                      ------------    ------------

 *12/19/96 and 09/30/99.
**12/30/97 and 05/29/99.
--------------------------------------------------------------------------------
8

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
September 30, 2003
(Unaudited)

                                                                        Shares, Units
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES (A) (Continued)                        Principal Amount      Date          Cost        Fair Value
                                                                        --------------     -------    ------------    ------------
COINING CORPORATION OF AMERICA LLC
A manufacturer of close tolerance parts and metal
stampings.
  Senior Secured Floating Rate Revolving Credit
   Facility due 2006                                                    $       55,556     1/07/02    $     55,556    $     53,864
  Senior Secured Floating Rate Tranche A Note
   due 2007                                                             $      660,494     6/26/01         660,494         633,855
  12% Senior Secured Tranche B Note due 2008                            $      370,370     6/26/01         334,981         376,818
  Limited Partnership Interest (B)                                          3.67% int.     6/26/01         185,185         148,148
  Warrant, exercisable until 2008, to purchase
   common stock at $.01 per share (B)                                      61,163 shs.     6/26/01          45,370             612
                                                                                                      ------------    ------------
                                                                                                         1,281,586       1,213,297
                                                                                                      ------------    ------------

COLIBRI HOLDINGS CORPORATION
A manufacturer and distributor of wild bird feeders and
accessories.
  12.5% Senior Subordinated Note due 2008                               $      843,750     9/22/00         736,908         836,036
  28% Preferred Stock                                                          38 shs.    11/02/01          37,500          37,485
  Common Stock (B)                                                            756 shs.     9/22/00         281,250         142,545
  Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                                          446 shs.     9/22/00         140,625          84,108
                                                                                                      ------------    ------------
                                                                                                         1,196,283       1,100,174
                                                                                                      ------------    ------------

CONSUMER PRODUCT ENTERPRISES, INC.
A manufacturer of colored acrylic felt for consumer use.
  Senior Secured Floating Rate Revolving Credit
   Note due 2003 (B)                                                    $      206,470    12/08/95         206,470         103,235
  10.75% Senior Secured Term Note due 2003 (B)                          $      306,887    12/08/95         306,887         153,444
  Senior Secured Floating Rate Term Note due 2003 (B)                   $      155,722    12/08/95         155,722          77,861
  12% Senior Subordinated Note due 2005 (B)                             $      400,287    12/08/95         378,229             --
  Common Stock (B)                                                         92,280 shs.    12/08/95          92,280             --
  Warrant, exercisable until 2005, to purchase
  common stock at $.01 per share (B)                                       69,210 shs.    12/08/95          25,426             --
                                                                                                      ------------    ------------
                                                                                                         1,165,014         334,540
                                                                                                      ------------    ------------

CORVEST GROUP, INC.
A manufacturer and distributor of promotional products.
  12% Senior Subordinated Note due 2007                                 $    2,045,455           *       1,956,629       1,885,944
  Common Stock (B)                                                             30 shs.           *          51,136          25,569
  Limited Partnership Interest (B)                                         10.23% int.           *         151,286          75,909
  Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                                           97 shs.           *         157,343          83,534
                                                                                                      ------------    ------------
                                                                                                         2,316,394       2,070,956
                                                                                                      ------------    ------------

DELSTAR HOLDING CORPORATION
A manufacturer of plastic netting for a wide variety of
industries.
  Convertible Preferred Stock, convertible into common
  stock at $12.16 per share (B)                                             1,758 shs.    10/05/01         213,691         192,322
                                                                                                      ------------    ------------

*03/05/99 and 03/24/99.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
September 30, 2003
(Unaudited)

                                                                        Shares, Units
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES (A) (Continued)                        Principal Amount      Date          Cost        Fair Value
                                                                        --------------     -------    ------------    ------------
DEXTER MAGNETICS TECHNOLOGIES, INC.
A designer, fabricator, assembler and distributor of
industrial magnets and subassemblies in North America
and Europe.
  12% Senior Subordinated Note due 2006                                 $      652,174     7/19/01    $    578,404    $    624,788
  Common Stock (B)                                                            310 shs.     7/19/01         309,783         216,846
  Warrant, exercisable until 2006, to purchase
  common stock at $.01 per share (B)                                          157 shs.     7/19/01         132,677               2
                                                                                                      ------------    ------------
                                                                                                         1,020,864         841,636
                                                                                                      ------------    ------------

DHD HEALTHCARE, INC.
A designer, manufacturer, and distributor of plastic, noninvasive medical devices used for respiratory care.
  Senior Secured Floating Rate Revolving Credit
   Note due 2007                                                        $       46,875     8/26/03          46,875          46,875
  Senior Secured Floating Rate Tranche A Note due 2008                  $      590,625     2/08/01         590,625         581,029
  12% Senior Secured Tranche B Note due 2009                            $      257,812     2/08/01         220,982         251,087
  Limited Partnership Interest of Riverside Capital
   Appreciation Fund III, L.P. (B)                                           1.56% int     2/08/01          93,656         134,865
  Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                                          530 shs.     2/08/01          46,875          89,018
                                                                                                      ------------    ------------
                                                                                                           999,013       1,102,874
                                                                                                      ------------    ------------

DIRECTED ELECTRONICS, INC.
A designer and distributor of brand name automotive
security systems, audio products and installation
accessories.
  12% Senior Subordinated Note due 2007                                 $    1,776,307    12/22/99       1,631,118       1,811,834
  8% Convertible Class B Subordinated
   Promissory Note due 2008                                             $       51,140    12/22/99          51,098          52,822
  Class B Common Stock (B)                                                 13,816 shs.    12/22/99         138,157         124,342
  Limited Partnership Interest                                              4.61% int.    12/22/99         290,602         256,944
  Warrant, exercisable until 2007, to purchase
   common stock at $.01 per share (B)                                      23,958 shs.    12/22/99         219,078             240
                                                                                                      ------------    ------------
                                                                                                         2,330,053       2,246,182
                                                                                                      ------------    ------------

DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment
maintenance services and temporary production labor to
industrial customers.
Membership Interests of MM/Lincap
Diversco Investments Ltd. LLC (B)                                          13.57% int.     8/27/98         366,495             --
Preferred Stock (B)                                                         1,639 shs.    12/14/01       1,392,067         556,826
Warrants, exercisable until 2011, to purchase
common stock of DHI Holdings, Inc. at $.01 per share (B)                    6,676 shs.           *         201,655             --
                                                                                                      ------------    ------------
                                                                                                         1,960,217         556,826
                                                                                                      ------------    ------------

*10/24/96 and 08/28/98.
--------------------------------------------------------------------------------
10

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
September 30, 2003
(Unaudited)

                                                                        Shares, Units
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES (A) (Continued)                        Principal Amount      Date          Cost        Fair Value
                                                                        --------------     -------    ------------    ------------
DT INDUSTRIES, INC.
A designer and manufacturer of automated production
systems used to assemble, test or package industrial and
consumer products.
  7.16% Convertible Preferred Stock, convertible into
   common stock at $14 per share (B)                                       10,000 shs.     6/12/97    $    500,000    $    100,000
                                                                                                      ------------    ------------

EAGLE WINDOW & Door Holding Co.
A manufacturer of wood and aluminum-clad wood
windows and doors.
  12% Senior Subordinated Note due 2010                                 $    1,000,000     5/06/02         865,016       1,040,000
  Common Stock (B)                                                            125 shs.     5/06/02         125,000         112,500
  Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                                          232 shs.     5/06/02         150,000               2
                                                                                                      ------------    ------------
                                                                                                         1,140,016       1,152,502
                                                                                                      ------------    ------------

EAST RIVER VENTURES I, L.P.
An acquirer of controlling or substantial interests in other entities.
  Limited Partnership Interest (B)                                          0.04% int.     1/01/01           7,490           6,783
                                                                                                      ------------    ------------

ENZYMATIC THERAPY, INC.
A manufacturer and distributor of branded natural
medicines and nutritional supplements.
  13% Senior Subordinated Note due 2004 (B)                             $      843,750     9/17/02         714,590         590,625
  Limited Partnership Interest (B)                                          0.70% int.     3/30/00         281,250           2,812
  Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                                          253 shs.     3/30/00         135,000               3
                                                                                                      ------------    ------------
                                                                                                         1,130,840         593,440
                                                                                                      ------------    ------------

EURO-PRO CORPORATION
A designer, marketer and distributor of floor care, steam
cleaning and small kitchen products and appliances.
  13.25% Senior Subordinated Note due 2011                              $    1,125,000     9/09/03       1,106,237       1,098,737
  Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                       23,229 shs.     9/09/03          18,869             232
                                                                                                      ------------    ------------
                                                                                                         1,125,106       1,098,969
                                                                                                      ------------    ------------

EVANS CONSOLES, INC.
A designer and manufacturer of consoles and control
center systems.
  Senior Secured Tranche A Floating Rate Note
   due 2004                                                             $      121,500     1/21/03         121,500         121,500
  Senior Secured Tranche A Floating Rate Note
   due 2006                                                             $      501,630     3/02/98         496,562         250,815
  8.85% Senior Secured Tranche A Note due 2006                          $      508,946     3/02/98         501,317         254,473
  11.75% Senior Secured Tranche B Note due 2006 (B)                     $      381,301     3/02/98         347,630         190,650
  Senior Secured Floating Rate Revolving Credit
   Facility due 2006                                                    $      492,121     3/02/98         492,121         246,061
  Convertible Preferred Stock, convertible on a one share
   for one share basis into non voting common stock (B)                   146,536 shs.     1/21/03               1               1
  Common Stock (B)                                                         13,524 shs.     2/11/98          47,691             --
  Limited Partnership Interest of CM
   Equity Partners (B)                                                     63,525 int.     2/11/98          63,627             --
  Warrant, exercisable until 2006, to purchase
   common stock at $.01 per share (B)                                      17,391 shs.     3/02/98          56,000             --
                                                                                                      ------------    ------------
                                                                                                         2,126,449       1,063,500
                                                                                                      ------------    ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
September 30, 2003
(Unaudited)

                                                                        Shares, Units
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES (A) (Continued)                        Principal Amount      Date          Cost        Fair Value
                                                                        --------------     -------    ------------    ------------
EXAMINATION MANAGEMENT SERVICES, INC.
A national full-service evidence provider to the insurance
industry and a provider of occupational health testing.
  12% Senior Subordinated Note due 2007                                 $    1,116,867     3/16/99    $  1,064,018    $    899,312
  Limited Partnership Interest (B)                                          2.79% int.     3/02/99       1,133,133         679,880
  Warrant, exercisable until 2007, to purchase
   common stock at $.01 per share (B)                                      40,888 shs.     3/16/99          93,072             409
                                                                                                      ------------    ------------
                                                                                                         2,290,223       1,579,601
                                                                                                      ------------    ------------

FASTENERS FOR RETAIL, INC.
A designer and marketer of low-cost fasteners for point of
purchase displays and signage in retail environments.
  12.5% Senior Subordinated Note due 2007                               $    1,932,000    12/22/99       1,768,171       1,932,000
  Class B Common Stock (B)                                                    318 shs.    12/22/99         318,000         854,278
  Warrant, exercisable until 2007, to purchase
   common stock at $.02 per share (B)                                         312 shs.    12/22/99         245,034         837,133
                                                                                                      ------------    ------------
                                                                                                         2,331,205       3,623,411
                                                                                                      ------------    ------------

G C-SUN HOLDINGS, L.P.
A value-added national distributor of maintenance, repair
and operating supplies such as fasteners, electrical
components and tools.
  12% Senior Subordinated Note due 2008 (B)                             $      920,000     3/02/00         774,285         690,000
  Warrant, exercisable until 2008, to purchase
   common stock at $.01 per share (B)                                         469 shs.     3/02/00         185,220               5
                                                                                                      ------------    ------------
                                                                                                           959,505         690,005
                                                                                                      ------------    ------------

HAMILTON FUNERAL SERVICES CENTERS, INC.
The largest privately held owner and operator of funeral
homes in the United States.
  16.5% Senior Subordinated Note due 2007 (B)                           $    2,208,026           *       2,147,182         220,803
  Warrant, exercisable until 2007, to purchase
   common stock at $1 per share (B)                                       196,421 shs.           *          28,131             --
                                                                                                      ------------    ------------
                                                                                                         2,175,313         220,803
                                                                                                      ------------    ------------

Highgate Capital LLC
An acquirer of controlling or substantial interests in
manufacturing and marketing entities.
  Series A Preferred Units (B)                                              0.30% int.     7/21/94          99,577           4,752
                                                                                                      ------------    ------------
Hussey Seating Corporation
A manufacturer of spectator seating products.
  Senior Secured Floating Rate Revolving
   Note due 2006                                                        $      751,606     6/12/96         751,606         761,978
  Senior Secured Floating Rate Note due 2006                            $      361,406          **         361,406         361,406
  12% Senior Subordinated Note due 2006                                 $      675,000     3/31/03         675,000         675,704
  Warrant, exercisable until 2006, to purchase
   common stock at $.01 per share (B)                                       2,860 shs.         ***         112,500         420,051
                                                                                                      ------------    ------------
                                                                                                         1,900,512       2,219,139
                                                                                                      ------------    ------------

  *01/25/99 and 07/16/99.
 **06/12/96 and 08/03/01.
***06/12/96 and 01/19/00.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
September 30, 2003
(Unaudited)

                                                                        Shares, Units
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES (A) (Continued)                        Principal Amount      Date          Cost        Fair Value
                                                                        --------------     -------    ------------    ------------
INTEGRATION TECHNOLOGY SYSTEMS, INC.
A manufacturer of steel protective computer and network
systems for the industrial and office environments.
  11% Senior Secured Note due 2007                                      $      818,242     6/01/00    $    818,242    $    756,665
  13% Senior Secured Note due 2007                                      $      111,970     2/28/03         111,970         103,786
  Common Stock (B)                                                            130 shs.     6/01/00         149,500          74,750
                                                                                                      ------------    ------------
                                                                                                         1,079,712         935,201
                                                                                                      ------------    ------------

JACKSON PRODUCTS, INC.
A manufacturer and distributor of a variety of industrial
and highway safety products.
  Common Stock (B)                                                            113 shs.     8/16/95          11,311             --
  Warrant, exercisable until 2005, to purchase
  common stock at $.01 per share (B)                                          521 shs.     8/16/95          52,052             --
                                                                                                      ------------    ------------
                                                                                                            63,363             --
                                                                                                      ------------    ------------

JASON, INC.
A diversified manufacturing company serving various
industrial markets.
  13% Senior Subordinated Note due 2008                                 $      510,187     8/04/00         464,086         492,566
  14% Cumulative Redeemable Preferred Stock Series A (B)                      153 shs.     8/04/00         153,119         146,049
  Limited Partnership Interest of
   Saw Mill Capital Fund II, L.P. (B)                                       1.33% int.     8/03/00         469,298         234,663
  Warrants, exercisable until 2008 and 2009, to purchase
   common stock at $.01 per share (B)                                      26,931 shs.     8/04/00          61,101             269
                                                                                                      ------------    ------------
                                                                                                         1,147,604         873,547
                                                                                                      ------------    ------------

KEEPSAKE QUILTING, INC.
A seller of quilting fabrics, books, patterns, kits and
notions to consumers.
  Senior Secured Floating Rate Revolving Note due 2005                  $       52,418     6/16/00          52,418          52,210
  Senior Secured Floating Rate Tranche A Note due 2007                  $      537,287     6/16/00         537,287         530,702
  12% Senior Secured Tranche B Note due 2008                            $      314,509     6/16/00         295,896         327,089
  Limited Partnership Interest of
   Riverside XVI Holding Company, L.P. (B)                                  3.02% int.     6/12/00         190,563         171,504
  Warrant, exercisable until 2008, to purchase
   common stock at $.01 per share (B)                                         633 shs.     6/12/00          26,209               6
                                                                                                      ------------    ------------
                                                                                                         1,102,373       1,081,511
                                                                                                      ------------    ------------

Kenan-Advantage Transport Company
A transporter of light petroleum, petrochemicals, lubricants and residual fuels.
  12.5% Senior Subordinated Note due 2009                               $      962,170     4/30/01         962,170         962,170
  Preferred Stock (B)                                                         163 shs.     4/30/01         163,000         326,000
  Warrant, exercisable until 2009, to purchase
   common stock at $.01 per share (B)                                         142 shs.     4/30/01               7               1
                                                                                                      ------------    ------------
                                                                                                         1,125,177       1,288,171
                                                                                                      ------------    ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
September 30, 2003
(Unaudited)

                                                                        Shares, Units
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES (A) (Continued)                        Principal Amount      Date          Cost        Fair Value
                                                                        --------------     -------    ------------    ------------
LANCASTER LABORATORIES, INC.
A laboratory testing operation in the United States.
  12% Senior Subordinated Note due 2007                                 $      883,929     9/25/00    $    753,631    $    899,716
  Common Stock (B)                                                        241,071 shs.     9/25/00         241,071         216,964
  Warrant, exercisable until 2007, to purchase
   common stock at $.01 per share (B)                                     214,668 shs.     9/25/00         184,420           2,147
                                                                                                      ------------    ------------
                                                                                                         1,179,122       1,118,827
                                                                                                      ------------    ------------

LIH INVESTORS, L.P.
A manufacturer and marketer of a broad line of external
accessories for new and used sport utility vehicles, trucks
and vans.
  12.5% Senior Subordinated Note due 2006                               $    2,036,000           *       1,805,886       2,076,720
  Common Stock (B)                                                          3,057 shs.           *         213,998         106,995
  Warrant, exercisable until 2006, to purchase
   common stock at $.11 per share (B)                                       8,245 shs.           *         318,838         288,575
                                                                                                      ------------    ------------
                                                                                                         2,338,722       2,472,290
                                                                                                      ------------    ------------

MEDASSIST, INC.
A provider of patient eligibility and accounts receivable
management services to hospitals and physician practices.
  12% Senior Subordinated Note due 2011                                 $    1,125,000     5/01/03       1,104,128       1,131,760
  Warrant, exercisable until 2013, to purchase
   common stock at $.01 per share (B)                                      44,054 shs.     5/01/03          21,534             441
                                                                                                      ------------    ------------
                                                                                                         1,125,662       1,132,201
                                                                                                      ------------    ------------

MOSS, INC.
A manufacturer and distributor of large display and exhibit
structures.
  Senior Secured Floating Rate Revolving Note due 2005                  $       24,025     9/21/00          24,025          19,220
  Senior Secured Floating Rate Tranche A Note due 2007                  $      739,907     9/21/00         739,970         591,976
  12% Senior Secured Tranche B Note due 2008                            $      240,250     9/21/00         223,106         192,200
  Limited Partnership Interest of
   Riverside Capital Appreciation Fund I, L.P. (B)                          3.56% int.          **         178,069          89,030
  Warrant, exercisable until 2008, to purchase
   common stock at $100 per share (B)                                         264 shs.     9/21/00          23,064               3
                                                                                                      ------------    ------------
                                                                                                         1,188,234         892,429
                                                                                                      ------------    ------------

MUSTANG VENTURES COMPANY
A natural gas gathering and processing operation located in
Oklahoma and Texas.
  11.5% Subordinated Note due 2011                                      $      300,000    12/11/02         248,392         310,919
  8.5% Redeemable Preferred Stock                                          82,500 shs.    12/11/02         586,634         593,313
  Warrant, exercisable until 2012, to purchase
   common stock at $.01 per share (B)                                       9,752 shs.    12/11/02         293,050         219,420
                                                                                                      ------------    ------------
                                                                                                         1,128,076       1,123,652
                                                                                                      ------------    ------------

 *12/23/98 and 01/28/99.
**09/20/00 and 05/23/02.
--------------------------------------------------------------------------------
14

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
September 30, 2003
(Unaudited)

                                                                        Shares, Units
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES (A) (Continued)                        Principal Amount      Date          Cost        Fair Value
                                                                        --------------     -------    ------------    ------------
NEFF MOTIVATION, INC.
A manufacturer and distributor of customized awards and
sportswear to schools.
  12.5% Senior Subordinated Note due 2011                               $      562,500     1/31/03    $    470,655    $    562,230
  Warrant, exercisable until 2011, to purchase
   common stock at $.01 per share (B)                                         112 shs.     1/31/03          95,625               1
                                                                                                      ------------    ------------
                                                                                                           566,280         562,231
                                                                                                      ------------    ------------

NPC, INC.
A manufacturer of flexible connectors and equipment used
in the installation of sewers and storm drain pipelines.
  Senior Secured Floating Rate Revolving Note
   due 2006                                                             $      215,643     6/25/99         215,643         209,212
  Senior Secured Floating Rate Note due 2006                            $    1,304,237     6/25/99       1,304,203       1,263,730
  12% Senior Secured Tranche B Note due 2007                            $      559,322     6/25/99         509,406         559,490
  Limited Partnership Interest of Riverside XIII
   Holding Company L.P. (B)                                                 1.93% int.     6/11/99         169,648         126,536
  Warrant, exercisable until 2007, to purchase
   common stock at $.01 per share (B)                                         115 shs.     6/25/99          81,356               1
                                                                                                      ------------    ------------
                                                                                                         2,280,256       2,158,969
                                                                                                      ------------    ------------

NYLONCRAFT, INC.
A supplier of engineered plastic components for the
automotive industry.
  9% Senior Secured Note due 2009                                       $      464,286     1/28/02         464,286         483,249
  11.5% Senior Subordinated Note due 2012                               $      857,143     1/28/02         773,633         892,895
  Common Stock (B)                                                        178,571 shs.     1/28/02         178,571         186,428
  Warrant, exercisable until 2012, to purchase
   common stock at $.01 per share (B)                                     138,928 shs.     1/28/02          92,597         143,790
                                                                                                      ------------    ------------
                                                                                                         1,509,087       1,706,362
                                                                                                      ------------    ------------

OLYMPIC SALES, INC.
An operator of boat dealerships in Washington state,
Wisconsin, Minnesota and British Columbia.
  12% Senior Subordinated Note due 2006                                 $    1,387,000     8/07/98       1,309,268       1,139,975
  12% Senior Subordinated Note due 2008                                 $      244,154     2/09/00         224,114         200,670
  Limited Partnership Interest of Riverside VIII, VIII-A and
   VIII-B Holding Company, L.P. (B)                                       795,964 shs.           *         808,254         415,320
  Warrants, exercisable until 2007 and 2008, to purchase
   common stock at $.01 per share (B)                                      15,166 shs.          **         206,041             152
                                                                                                      ------------    ------------
                                                                                                         2,547,677       1,756,117
                                                                                                      ------------    ------------

Pacific Coast Feather Company
A manufacturer and marketer of natural fill and synthetic
fill bed pillows and comforters.
  15.5% Senior Subordinated Note due 2004                               $      583,333     6/27/97         583,333         583,333
                                                                                                      ------------    ------------

 *08/07/98, 02/23/99, 12/22/99 and 02/25/03.
**08/07/98 and 02/29/00.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
September 30, 2003
(Unaudited)

                                                                        Shares, Units
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES (A) (Continued)                        Principal Amount      Date          Cost        Fair Value
                                                                        --------------     -------    ------------    ------------
PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the
nutritional, pharmaceutical, personal care and packaging
markets.
  12% Senior Subordinated Note due 2008                                 $    1,125,000    12/19/00    $  1,016,844    $  1,158,750
  Membership Interests of MM/Lincap
  PPI Investments, Inc., LLC (B)                                            0.94% int.    12/21/00         140,625         140,625
                                                                                                      ------------    ------------
                                                                                                         1,157,469       1,299,375
                                                                                                      ------------    ------------

PGT INDUSTRIES, INC.
A manufacturer of residential windows and patio doors and
a provider of custom patio rooms and porch enclosures.
  12% Senior Subordinated Note due 2009                                 $    1,035,000     1/29/01         925,879       1,035,000
  Common Stock (B)                                                             61 shs.     1/29/01          61,000         170,800
  Warrant, exercisable until 2009, to purchase
   common stock at $.01 per share (B)                                         171 shs.     1/29/01         139,327         479,276
                                                                                                      ------------    ------------
                                                                                                         1,126,206       1,685,076
                                                                                                      ------------    ------------

PHARMACEUTICAL BUYERS, INC.
A group purchasing organization which specializes in
arranging and negotiating contracts for the purchase of
pharmaceutical goods and medical equipment.
  10.5% Senior Secured Note due 2005                                    $       86,384    11/30/95          86,384          87,134
  10.5% Senior Secured Convertible Note
   due 2005, convertible into common stock
   at $50,000 per share                                                 $       97,500    11/30/95          97,500         151,934
  Common Stock                                                                  3 shs.    11/30/95         169,000         239,405
                                                                                                      ------------    ------------
                                                                                                           352,884         478,473
                                                                                                      ------------    ------------

P H I HOLDING COMPANY
A retailer of mid-priced gift items, home and garden decor,
accessories and other similar consumer products.
  12.5% Senior Subordinated Note due 2010                               $    1,125,000    10/25/02         974,954       1,181,250
  Warrant, exercisable until 2010, to purchase
   common stock at $.01 per share (B)                                         186 shs.    10/25/02         157,102               2
                                                                                                      ------------    ------------
                                                                                                         1,132,056       1,181,252
                                                                                                      ------------    ------------

POLYMER TECHNOLOGIES, INC./POLI-TWINE WESTERN, INC.
A leading manufacturer of polypropylene twine for the hay
bailing marketplace.
  8% Senior Subordinated Note due 2010 (B)                              $      393,750     9/27/02         393,735         196,875
  Preferred Series A Stock (B)                                                562 shs.     9/27/02         507,664             --
  Preferred Series B Stock (B) 127 shs. 09/27/02 123,289 -
  Common Stock (B)                                                         84,375 shs.     3/01/00          42,188             --
  Warrant, exercisable until 2010, to purchase
   common stock at $.01 per share (B)                                   3,901,711 shs.           *          58,123             --
                                                                                                      ------------    ------------
                                                                                                         1,124,999         196,875
                                                                                                      ------------    ------------

*03/01/00 and 09/27/02.
--------------------------------------------------------------------------------
16

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
September 30, 2003
(Unaudited)

                                                                        Shares, Units
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES (A) (Continued)                        Principal Amount      Date          Cost        Fair Value
                                                                        --------------     -------    ------------    ------------
PRECISION DYNAMICS, INC.
A manufacturer of custom-designed solenoid valves and
controls.
  Senior Secured Floating Rate Revolving Credit
   Facility due 2003                                                    $      448,250     7/22/96    $    448,250    $    448,250
  Senior Secured Floating Rate Term Note
   due 2003                                                             $      619,400     7/22/96         619,400         619,400
  12% Senior Secured Term Note due 2004                                 $      244,500     7/22/96         239,588         244,500
  8% Preferred Stock (B)                                                      187 shs.     7/22/96         115,982             --
  Common Stock (B)                                                            299 shs.     7/22/96          14,489             --
  Warrant, exercisable until 2004, to purchase
   common stock at $.01 per share (B)                                         162 shs.     7/22/96          49,000             --
                                                                                                      ------------    ------------
                                                                                                         1,486,709       1,312,150
                                                                                                      ------------    ------------

Premium Foods Group, Inc.
A manufacturer and distributor of branded meat products.
  Limited Partnership Interest of MHD
   Holdings LLC (B)                                                         0.76% int.     8/29/00         278,907         632,198
                                                                                                      ------------    ------------

PROCESS CHEMICALS LLC
A specialty chemical company that manufactures
processed chemicals for the fertilizer, asphalt and concrete industries.
  6% Redeemable Preferred Membership Interests                              1,262 uts.           *       1,390,495       1,522,007
  Common Membership Interests                                               4,932 uts.           *          30,059       2,494,003
                                                                                                      ------------    ------------
                                                                                                         1,420,554       4,016,010
                                                                                                      ------------    ------------

PROGRESSIVE SOFTWARE HOLDING, INC.
A designer and manufacturer of point-of-sale monitors and
keyboards used by retailers and restaurants.
  Common Stock (B)                                                        364,973 shs.     7/09/02       1,749,998           6,570
                                                                                                      ------------    ------------

PROTEIN GENETICS, INC.
A producer of bovine artificial insemination products,
related breeding and healthcare products and specialty
genetics sold to the dairy and beef industries.
  9.8% Redeemable Exchangeable Preferred Stock (B)                            332 shs.     8/12/94          33,217           8,304
  Common Stock (B)                                                            867 shs.          **          42,365             --
                                                                                                      ------------    ------------
                                                                                                            75,582           8,304
                                                                                                      ------------    ------------

PW EAGLE, INC. - O.T.C.
An extruder of small and medium diameter plastic pipe
and tubing in the United States.
  14% Senior Subordinated Note due 2007                                 $    1,832,061     9/16/99       1,829,915       1,828,136
  Warrant, exercisable until 2007, to purchase
   common stock at $.01 per share (B)                                     101,505 shs.     9/16/99               1         368,159
                                                                                                      ------------    ------------
                                                                                                         1,829,916       2,196,295
                                                                                                      ------------    ------------

 *07/31/97 and 01/04/99.
**11/14/01 and 08/12/94.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
September 30, 2003
(Unaudited)

                                                                        Shares, Units
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES (A) (Continued)                        Principal Amount      Date          Cost        Fair Value
                                                                        --------------     -------    ------------    ------------
RK POLYMERS LLC
A producer of styrenic block copolymers and highly
engineered synthetic elastomers.
13% Senior Subordinated Note due 2011                                   $    1,125,000     2/28/01    $  1,016,222    $  1,183,590
Warrant, exercisable until 2011, to purchase
common stock at $.01 per share (B)                                            122 shs.     2/28/01         108,778               1
                                                                                                      ------------    ------------
                                                                                                         1,125,000       1,183,591
                                                                                                      ------------    ------------

SABEX 2002, INC.
A Canadian specialty pharmaceutical company which
manufactures and distributes generic injectable drugs and
eye products.
12% Senior Subordinated Note due 2009                                   $    1,125,000     4/19/02       1,062,013       1,170,000
Warrant, exercisable until 2009, to purchase
common stock at $.01 per share (B)                                         27,046 shs.     4/19/02          73,086         130,470
                                                                                                      ------------    ------------
                                                                                                         1,135,099       1,300,470
                                                                                                      ------------    ------------

SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and routers for the
wood working industry.
Senior Secured Floating Rate Revolving Note due 2006                    $       53,841     5/01/03          53,841          55,296
Senior Secured Floating Rate Tranche A
Note due 2007                                                           $    1,063,355     6/02/99       1,063,355       1,063,355
12% Senior Secured Tranche B Note due 2007                              $      646,089     6/02/99         646,089         646,089
Class B Common Stock (B)                                                      846 shs.     6/02/99         146,456         282,957
                                                                                                      ------------    ------------
                                                                                                         1,909,741       2,047,697
                                                                                                      ------------    ------------

SELIG ACQUISITION CORPORATION
A manufacturer of container sealing materials for bottles
used in consumer products.
12% Senior Subordinated Note due 2009                                   $    1,125,000     6/13/02       1,040,395       1,156,500
Warrant, exercisable until 2009, to purchase
common stock at $.01 per share (B)                                          1,064 shs.     6/13/02          96,365          27,869
                                                                                                      ------------    ------------
                                                                                                         1,136,760       1,184,369
                                                                                                      ------------    ------------

SHELTER ACQUISITION, INC.
A distributor of roofing supplies and products throughout
the Midwest.
12.5% Senior Subordinated Note due 2008                                 $      803,571     8/01/02         703,716         817,295
Common Stock (B) 401,786 shs. * 401,786 361,607
Warrant, exercisable until 2009, to purchase
common stock at $.01 per share (B)                                        139,470 shs.     8/01/02         114,589           1,395
                                                                                                      ------------    ------------
                                                                                                         1,220,091       1,180,297
                                                                                                      ------------    ------------

SNYDER INDUSTRIES, INC.
A manufacturer of proprietary rotationally molded
polyethylene containers.
12.25% Senior Subordinated Note due 2007                                $    2,250,000    12/06/99       2,066,270       2,295,000
Warrant, exercisable until 2007, to purchase
common stock at $.01 per share (B)                                            369 shs.    12/06/99         306,818          46,522
                                                                                                      ------------    ------------
                                                                                                         2,373,088       2,341,522
                                                                                                      ------------    ------------

*08/01/02 and 01/17/03.
--------------------------------------------------------------------------------
18

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
September 30, 2003
(Unaudited)

                                                                        Shares, Units
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES (A) (Continued)                        Principal Amount      Date          Cost        Fair Value
                                                                        --------------     -------    ------------    ------------
STRATEGIC EQUIPMENT & Supply Corp., Inc.
A provider of kitchen and restaurant design, equipment
fabrication and installation services.
  12% Senior Subordinated Note due 2008                                 $    2,250,000     1/14/00    $  1,989,182    $  2,241,717
  Warrant, exercisable until 2008, to purchase
   common stock at $.01 per share (B)                                      61,862 shs.     1/14/00         382,501             619
                                                                                                      ------------    ------------
                                                                                                         2,371,683       2,242,336
                                                                                                      ------------    ------------

SYNVENTIVE EQUITY LLC
A manufacturer of hot runner systems used in the plastic
injection molding process.
  12% Senior Subordinated Note due 2007                                 $      975,000     8/21/03         930,865         984,720
  Limited Partnership Interest (B)                                        150,000 uts.     8/20/03         150,000         135,000
  Warrant, exercisable until 2011, to purchase
   common stock at $.01 per share (B)                                      42,942 shs.     8/21/03          45,000             459
                                                                                                      ------------    ------------
                                                                                                         1,125,865       1,120,179
                                                                                                      ------------    ------------

THE TRANZONIC COMPANIES
A producer of commercial and industrial supplies, such as
safety products, janitorial supplies, work apparel,
washroom and restroom supplies and sanitary care
products.
  13% Senior Subordinated Note due 2007                                 $    1,356,000     2/05/98       1,226,429       1,356,000
  Common Stock (B)                                                            315 shs.     2/04/98         315,000         285,428
  Warrant, exercisable until 2006, to purchase
   common stock at $.01 per share (B)                                         222 shs.     2/05/98         184,416         201,157
                                                                                                      ------------    ------------
                                                                                                         1,725,845       1,842,585
                                                                                                      ------------    ------------

THERMA-TRU CORPORATION
A manufacturer of residential exterior entry door systems.
  Limited Partnership Interest of KT
   Holding Company, L.P. (B)                                                0.27% int.     5/05/00         409,365         409,366
  Warrant, exercisable until 2009, to purchase
   common stock at $.01 per share (B)                                         391 shs.     5/09/00         152,055         157,031
                                                                                                      ------------    ------------
                                                                                                           561,420         566,397
                                                                                                      ------------    ------------

TIDEWATER HOLDINGS, INC.
An operator of a large transportation line on the
Columbia/Snake River system.
  17% Preferred Stock (B)                                                     280 shs.    12/23/02         280,000         266,000
  Convertible Preferred Stock, convertible into
   common stock at $1,000 per share (B)                                       560 shs.     7/25/96         560,000         448,000
  Warrant, exercisable until 2008, to purchase
   common stock at $.01 per share (B)                                         237 shs.     7/25/96          24,103         189,504
                                                                                                      ------------    ------------
                                                                                                           864,103         903,504
                                                                                                      ------------    ------------
TINNERMAN-PALNUT ENGINEERED COMPONENTS
A manufacturer of precision engineered metal and plastic
fasteners and assembly components.
  12.75% Senior Subordinated Note due 2008                              $      992,647    12/06/01         992,647       1,012,500
  Membership Interests (B)                                                  0.71% int.    12/06/01         132,353         119,118
                                                                                                      ------------    ------------
                                                                                                         1,125,000       1,131,618
                                                                                                      ------------    ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
September 30, 2003
(Unaudited)

                                                                        Shares, Units
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES (A) (Continued)                        Principal Amount      Date          Cost        Fair Value
                                                                        --------------     -------    ------------    ------------
TRONAIR, INC.
A designer, engineer and manufacturer of ground support
equipment for the business, commuter and commercial
aviation markets.
  10.5% Senior Secured Term Note due 2008                               $    1,128,161     1/20/00    $  1,128,161    $  1,107,662
  12% Senior Subordinated Note due 2010                                 $      758,100     1/20/00         715,656         726,882
  Common Stock (B)                                                        129,960 shs.     1/20/00         129,960         103,968
  Warrant, exercisable until 2010, to purchase
   common stock at $1 per share (B)                                       148,912 shs.     1/20/00          56,316           1,489
                                                                                                      ------------    ------------
                                                                                                         2,030,093       1,940,001
                                                                                                      ------------    ------------

TRUSEAL TECHNOLOGIES, INC.
A manufacturer of sealant systems for the North American
window and door market.
  12.25% Senior Subordinated Note due 2006                              $    1,338,000     6/23/97       1,270,039       1,338,000
  Limited Partnership Interest (B)                                          5.02% int.     6/17/97         412,300         553,414
  Warrant, exercisable until 2006, to purchase
   limited partnership interests at $.01 per unit (B)                         630 uts.     6/23/97         188,536         286,650
                                                                                                      ------------    ------------
                                                                                                         1,870,875       2,178,064
                                                                                                      ------------    ------------

TRUSTILE DOORS, INC.
A manufacturer and distributor of interior doors.
  12.5% Senior Subordinated Note due 2010                               $      562,500     4/11/03         514,107         558,316
  Warrant, exercisable until 2010, to purchase
   common stock at $.01 per share (B)                                       3,060 shs.     4/11/03          50,625              31
                                                                                                      ------------    ------------
                                                                                                           564,732         558,347
                                                                                                      ------------    ------------

TVI, INC.
A retailer of used clothing in the United States, Canada
and Australia.
  15.971% Senior Subordinated Note due 2008                             $    1,098,021     5/02/00       1,063,692       1,119,597
  Common Stock (B)                                                        187,500 shs.     5/02/00         187,500         131,250
                                                                                                      ------------    ------------
                                                                                                         1,251,192       1,250,847
                                                                                                      ------------    ------------

U S M HOLDINGS CORP.
A provider of facility maintenance services to retail and
corporate clients with multiple locations.
  12% Senior Subordinated Note due 2011                                 $      947,368     8/06/03         791,155         946,417
  Preferred Stock (B)                                                       1,771 shs.     8/06/03         177,086         159,387
  Common Stock (B) 546 shs. 08/06/03 546 491
  Warrant, exercisable until 2011, to purchase
   common stock at $.01 per share (B)                                         502 shs.     8/06/03         157,869               5
                                                                                                      ------------    ------------
                                                                                                         1,126,656       1,106,300
                                                                                                      ------------    ------------

VICTORY VENTURES LLC
An acquirer of controlling or substantial interests in other entities.
  Series A Preferred Units (B)                                              0.03% int.    12/02/96               1               2
                                                                                                      ------------    ------------

--------------------------------------------------------------------------------
20

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
September 30, 2003
(Unaudited)

                                                                        Shares, Units
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES (A) (Continued)                        Principal Amount      Date          Cost        Fair Value
                                                                        --------------     -------    ------------    ------------
VITEX PACKAGING, INC.
A manufacturer of specialty packaging, primarily
envelopes and tags used on tea bags.
  12% Senior Subordinated Note due 2008                                 $    1,082,787    12/18/00    $  1,014,910    $  1,102,277
  Limited Partnership Interest of Riverside VI
   Holding Company L.P. (B)                                                 2.73% int.           *         198,563         158,847
  Limited Partnership Interest of Riverside
   Capital Appreciation Fund II L.P. (B)                                    0.84% int.    12/18/00          42,213          33,770
  Warrant, exercisable until 2008, to purchase
   common stock at $.01 per share (B)                                         160 shs.          **         123,166               2
                                                                                                      ------------    ------------
                                                                                                         1,378,852       1,294,896
                                                                                                      ------------    ------------

WASHINGTON INVENTORY SERVICES, INC.
A provider of physical inventory taking and other related
services to retailers.
  12.5% Senior Subordinated Note due 2008                               $      871,878    11/03/00         852,139         872,519
  Senior Preferred Stock (B)                                                2,484 shs.    11/01/00         248,379         235,360
  Class B Common Stock (B)                                                  4,743 shs.    11/01/00           4,743           4,269
  Warrant, exercisable until 2008, to purchase
   common stock at $.01 per share (B)                                       2,107 shs.    11/03/00          26,367              21
                                                                                                      ------------    ------------
                                                                                                         1,131,628       1,112,169
                                                                                                      ------------    ------------

WEASLER HOLDINGS LLC
A manufacturer of mechanical power transmission
components for the agricultural, lawn and turf industries.
  13.25% Senior Subordinated Note due 2010                              $    1,071,428     2/04/03         965,229       1,102,079
  Limited Partnership Interest (B)                                         53,571 uts.     2/03/03          53,570              43
  Warrant, exercisable until 2010, to purchase
   common stock at $.01 per share (B)                                         136 shs.     2/04/03         111,086               1
                                                                                                      ------------    ------------
                                                                                                         1,129,885       1,102,123
                                                                                                      ------------    ------------

W E C COMPANY, INC.
A maker of attachments for prime moving equipment.
  Common Stock (B)                                                          5,567 shs.    12/31/01         750,000         149,994
                                                                                                      ------------    ------------

WICOR AMERICAS, INC.
A manufacturer of cellulose based insulation products,
systems and services for electrical transformer equipment
manufacturers.
  20% Senior Subordinated Secured Note due 2009                         $    1,245,433    11/09/01       1,244,562       1,227,462
                                                                                                      ------------    ------------

TOTAL PRIVATE PLACEMENT INVESTMENTS                                                                   $ 97,482,466    $ 88,242,285
                                                                                                      ------------    ------------

 *12/30/97 and 09/09/99.
**01/02/98 and 12/18/00.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.) MASSMUTUAL PARTICIPATION INVESTORS SEPTEMBER 30, 2003
(Unaudited)

                                                         Interest       Due         Shares or
CORPORATE RESTRICTED SECURITIES:(A) (Continued)            Rate         Date     Principal Amount       Cost          Fair Value
                                                          -------     --------   ----------------   ------------     ------------
RULE 144A SECURITIES - 7.16%: (A)

BONDS - 5.67%
  A E S Corporation                                        9.000%     05/15/15     $    175,000     $    175,000     $    185,063
  Cooperative Computing, Inc.                             10.500      06/15/11          200,000          197,384          216,000
  Cuddy International Corporation (B)                     10.750      12/01/07          181,508          178,444           18,151
  Del Monte Corporation                                    8.625      12/15/12          200,000          200,000          218,500
  Dex Media West                                           9.875      08/15/13          100,000          100,000          113,000
  Dominos, Inc.                                            8.250      07/01/11          150,000          148,917          158,437
  Esterline Technologies                                   7.750      06/15/13          175,000          175,000          185,500
  Flextronics International Ltd.                           6.500      05/15/13          250,000          250,000          248,125
  Gencorp, Inc.                                            9.500      08/15/13          200,000          200,000          205,000
  Huntsman LLC                                            11.625      10/15/10          250,000          247,037          243,750
  Koppers, Inc.                                            9.875      10/15/13          250,000          250,000          250,000
  M S X International, Inc.                               11.000      10/15/07          175,000          173,502          175,437
  Majestic Star Casino LLC                                 9.500      10/15/10          900,000          900,000          924,750
  Mortons Restaurant Group                                 7.500      07/01/10          250,000          213,374          227,500
  Quintiles Transnational Corporation                     10.000      10/01/13          250,000          250,000          258,125
  Rayovac Corporation                                      8.500      10/01/13          175,000          175,000          180,250
  Rent-Way, Inc.                                          11.875      06/15/10          200,000          196,504          208,500
  Rhodia SA                                                8.875      06/01/11          250,000          245,000          245,625
  Sheridan Acquisition Corporation                        10.250      08/15/11          300,000          296,001          312,375
  TCW Leveraged Income Trust, L.P. (B)                     8.410      03/31/04        1,500,000        1,500,000          322,500
  Tenneco Automotive, Inc.                                10.250      07/15/13          250,000          250,000          271,250
  Vought Aircraft Industries                               8.000      07/15/11          250,000          250,000          255,000
                                                                                   ------------     ------------     ------------
    TOTAL BONDS                                                                    $  6,631,508        6,571,163        5,422,838
                                                                                   ============     ------------     ------------

CONVERTIBLE BONDS - 1.49%
  Advanced Micro Devices, Inc.                             4.750%     02/01/22     $    250,000     $    198,724     $    222,188
  Centerpoint Energy, Inc.                                 3.750      05/15/23          175,000          175,000          178,719
  Cymer, Inc.                                              3.500      02/15/09          450,000          450,000          477,563
  F E I Company                                            5.500      08/15/08           60,000           60,000           58,800
  Hyperion Solutions Corporation                           4.500      03/15/05          100,000          100,000           99,875
  Invitrogen Corporation                                   2.250      12/15/06          225,000          225,000          220,781
  Triquint Semiconductor, Inc.                             4.000      03/01/07          120,000           89,836          103,350
  Viropharma, Inc.                                         6.000      03/01/07          110,000           75,350           58,162
                                                                                   ------------     ------------     ------------
    TOTAL CONVERTIBLE BONDS                                                        $  1,490,000        1,373,910        1,419,438
                                                                                   ============     ------------     ------------
WARRANTS - 0.00%

  Winsloew Escrow Corporation (B)                                                           700     $          7     $          7
                                                                                                    ------------     ------------
    TOTAL WARRANTS                                                                                             7                7
                                                                                                    ------------     ------------

TOTAL RULE 144A SECURITIES                                                                             7,945,080        6,842,283
                                                                                                    ------------     ------------
TOTAL CORPORATE RESTRICTED SECURITIES                                                               $105,427,546     $ 95,084,568
                                                                                                    ------------     ------------


--------------------------------------------------------------------------------
22

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.) MASSMUTUAL PARTICIPATION INVESTORS SEPTEMBER 30, 2003
(Unaudited)

                                                         Interest       Due         Shares or
CORPORATE PUBLIC SECURITIES - 13.09% (A)                   Rate         Date     Principal Amount       Cost         Market Value
                                                          -------     --------   ----------------   ------------     ------------
BONDS - 9.32%
  A E P Industries, Inc.                                   9.875%     11/15/07     $    150,000     $    142,875     $    147,000
  Airplanes Pass Thru Trust (B)                            8.150      03/15/19        1,399,350        1,398,113          153,929
  American Media Operation, Inc.                           8.875      01/15/11          175,000          175,000          187,467
  Bausch & Lomb, Inc.                                      6.950      11/15/07          250,000          262,221          267,500
  C S C Holdings, Inc.                                     7.625      04/01/11          250,000          251,250          249,375
  Canwest Media, Inc.                                      7.625      04/15/13          175,000          175,000          187,250
  G F S I, Inc.                                            9.625      03/01/07          250,000          215,396          215,000
  Hexcel Corporation                                       9.750      01/15/09          340,000          340,000          354,450
  Host Marriott L.P.                                       8.375      02/15/06          250,000          262,188          261,563
  Lodgenet Entertainment Co.                               9.500      06/15/13          375,000          375,000          397,500
  Lyondell Chemical Co.                                    9.500      12/15/08          200,000          190,000          185,000
  M G M Mirage, Inc.                                       6.000      10/01/09          250,000          251,250          251,250
  Neff Corporation                                        10.250      06/01/08           90,000           89,000           49,500
  Nextel Communications Corporation                        7.375      08/01/15          200,000          196,000          202,000
  Northwest Airlines Corporation                           8.970      01/02/15          773,027          773,027          468,369
  Numatics, Inc.                                           9.625      04/01/08          375,000          377,137          277,500
  Offshore Logistics, Inc.                                 6.125      06/15/13          350,000          350,000          334,250
  Rent-A-Center, Inc.                                      7.500      05/01/10          250,000          250,000          262,813
  S P X Corporation                                        7.500      01/01/13          250,000          250,000          248,125
  Service Corp International                               6.000      12/15/05          250,000          252,500          252,500
  Sports Club Co.                                         11.375      03/15/06          400,000          388,000          364,000
  Steelcase, Inc.                                          6.375      11/15/06          250,000          257,436          258,274
  Tekni-Plex, Inc.                                        12.750      06/15/10          250,000          246,250          245,000
  Tenet Healthcare Corporation                             6.375      12/01/11          250,000          241,250          239,375
  Triton P C S, Inc.                                       8.500      06/01/13          500,000          510,859          536,250
  Tyco International Group SA                              6.375      10/15/11          150,000          148,500          154,688
  United Refining Co.                                     10.750      06/15/07          905,000          905,000          733,050
  United Rentals, Inc.                                     9.000      04/01/09          150,000          147,000          155,250
  Williams Companies, Inc.                                 8.625      06/01/10          475,000          475,000          504,688
  Williams Scotsman, Inc.                                  9.875      06/01/07          250,000          246,250          246,250
  Winsloew Furniture, Inc.                                12.750      08/15/07          700,000          684,033          525,000
                                                                                   ------------     ------------     ------------
    TOTAL BONDS                                                                    $ 10,882,377       10,825,535        8,914,166
                                                                                   ============     ------------     ------------

COMMON STOCK - 2.70%
  Computer Horizons Corporation (B)                                                       6,268     $     31,051     $     23,192
  Convera Corporation (B)                                                                21,050          771,153           91,567
  D T Industries, Inc. (B)                                                               89,438          584,046          156,516
  EOS International, Inc. (B)                                                            39,375          438,156           66,938
  H C I Direct, Inc. (B)                                                                    500              --               --
  I T C/Deltacom, Inc. (B)                                                               11,750          227,950           64,038
  Proton Energy Systems, Inc.                                                            14,000          177,078           36,400
  Rent-Way, Inc. (B)                                                                     46,432          458,123          249,340
  Sigmatel, Inc. (B)                                                                      9,900          148,500          204,039
  Surebeam Corporation (B)                                                               20,277            8,754           28,997
  Transmontaigne, Inc. (B)                                                              277,771          909,179        1,655,515
                                                                                                    ------------     ------------
    TOTAL COMMON STOCK                                                                                 3,753,990        2,576,542
                                                                                                    ------------     ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.) MASSMUTUAL PARTICIPATION INVESTORS SEPTEMBER 30, 2003
(Unaudited)

                                                         Interest       Due
CORPORATE PUBLIC SECURITIES (A) (Continued)                Rate         Date     Principal Amount       Cost         Market Value
                                                          -------     --------   ----------------   ------------     ------------
CONVERTIBLE BONDS - 1.07%
  Commscope, Inc.                                          4.000%     12/15/06     $     90,000     $     87,275     $     83,362
  Duke Energy Corporation                                  1.750      05/15/23          250,000          250,000          247,812
  F E I Company                                            5.500      08/15/08          175,000          157,062          171,500
  Hyperion Solutions Corporation                           4.500      03/15/05           30,000           21,300           29,963
  Mediacom Communications Corporation                      5.250      07/01/06          250,000          250,000          223,125
  S C I Systems, Inc.                                      3.000      03/15/07          300,000          263,794          271,875
                                                                                   ------------     ------------     ------------
    TOTAL CONVERTIBLE BONDS                                                        $  1,095,000        1,029,431        1,027,637
                                                                                   ============     ------------     ------------
    TOTAL CORPORATE PUBLIC SECURITIES                                                               $ 15,608,956     $ 12,518,345
                                                                                                    ------------     ------------


                                                         Interest       Due
SHORT-TERM SECURITIES:                                  Rate/Yield      Date     Principal Amount       Cost         Market Value
                                                          -------     --------   ----------------   ------------     ------------
COMMERCIAL PAPER - 12.17%
  Cox Communications, Inc.                                 1.150%     10/01/03     $  1,490,000     $  1,490,000     $  1,490,000
  DaimlerChrysler NA Holding Corp.                         1.150      10/06/03        1,800,000        1,799,712        1,799,712
  National Fuel Gas Company                                1.150      10/03/03          845,000          844,946          844,946
  Pearson Holdings, Inc.                                   1.120      10/08/03          750,000          749,837          749,837
  Pearson Holdings, Inc.                                   1.150      10/17/03        1,000,000          999,467          999,467
  Public Service Electric & Gas                            1.140      10/21/03        1,700,000        1,698,923        1,698,923
  Sears Roebuck Acceptance                                 1.150      10/06/03          800,000          799,872          799,872
  Textron Financial Corporation                            1.130      10/22/03        1,520,000        1,518,998        1,518,998
  V F Corporation                                          1.150      10/02/03        1,730,000        1,729,945        1,729,945
                                                                                   ------------     ------------     ------------
    TOTAL SHORT-TERM SECURITIES                                                    $ 11,635,000     $ 11,631,700     $ 11,631,700
                                                                                   ============     ------------     ------------


Total Investments                                         124.73%                                   $132,668,202      119,234,613
                                                                                                    ============     ------------
      Other Assets                                          3.87                                                        3,702,280
      Liabilities                                         (28.60)                                                     (27,341,548)
                                                          ------                                                     ------------
    Total Net Assets                                      100.00%                                                    $ 95,595,345
                                                          ======                                                     ============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B)  Non-income producing security.

                See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------
24

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.) MASSMUTUAL PARTICIPATION INVESTORS September 30, 2003
(Unaudited)

                            INDUSTRY CLASSIFICATION

Corporate Restricted Securities:                  Fair Value
                                                 ------------

AEROSPACE - 0.27%
Vought Aircraft Industries                       $    255,000
                                                 ------------
AUTOMOBILE - 5.39%
America's Body Company, Inc.                          700,000
LIH Investors, L.P.                                 2,472,290
Nyloncraft, Inc.                                    1,706,362
Tenneco Automotive, Inc.                              271,250
                                                 ------------
                                                    5,149,902
                                                 ------------
BEVERAGE, FOOD & TOBACCO - 1.63%
Beta Brands Ltd                                       260,055
Cains Foods, L.P.                                      56,681
Del Monte Corporation                                 218,500
Dominos, Inc.                                         158,437
Mortons Restaurant Group                              227,500
Premium Foods Group, Inc.                             632,198
                                                 ------------
                                                    1,553,371
                                                 ------------
BUILDINGS & REAL ESTATE - 11.31%
Adorn, Inc.                                         1,248,206
Eagle Window & Door Holding Co.                     1,152,502
PGT Industries, Inc.                                1,685,076
Shelter Acquisition, Inc.                           1,180,297
Strategic Equipment & Supply Corp., Inc.            2,242,336
Therma-Tru Corporation                                566,397
Truseal Technologies, Inc.                          2,178,064
TruStile Doors, Inc.                                  558,347
                                                 ------------
                                                   10,811,225
                                                 ------------
CARGO TRANSPORT - 2.29%
Kenan-Advantage Transport Company                   1,288,171
Tidewater Holdings, Inc.                              903,504
                                                 ------------
                                                    2,191,675
                                                 ------------
CHEMICAL, PLASTICS & RUBBER - 6.16%
Delstar Holding Corporation                           192,322
Huntsman LLC                                          243,750
Koppers, Inc.                                         250,000
Process Chemicals LLC                               4,016,010
RK Polymers LLC                                     1,183,591
                                                 ------------
                                                    5,885,673
                                                 ------------
CONSUMER PRODUCTS - 10.07%
Colibri Holdings Corporation                        1,100,174
Consumer Product Enterprises, Inc.                    334,540
Corvest Group, Inc.                                 2,070,956
Dexter Magnetics Technologies, Inc.                   841,636
Euro-Pro Corporation                                1,098,969
G C-Sun Holdings, L.P.                                690,005
Keepsake Quilting, Inc.                             1,081,511
Neff Motivation, Inc.                                 562,231
The Tranzonic Companies                             1,842,585
                                                 ------------
                                                    9,622,607
                                                 ------------
CONTAINERS, PACKAGING & GLASS - 6.40%
Capitol Specialty Plastics, Inc.                 $        201
Paradigm Packaging, Inc.                            1,299,375
Selig Acquisition Corporation                       1,184,369
Snyder Industries, Inc.                             2,341,522
Vitex Packaging, Inc.                               1,294,896
                                                 ------------
                                                    6,120,363
                                                 ------------
DIVERSIFIED/CONGLOMERATE -
MANUFACTURING - 14.39%
D T Industries, Inc.                                  100,000
Evans Consoles, Inc.                                1,063,500
Highgate Capital LLC                                    4,752
Hussey Seating Corporation                          2,219,139
Jackson Products, Inc.                                    --
Jason, Inc.                                           873,547
NPC, Inc.                                           2,158,969
Pacific Coast Feather Company                         583,333
PW Eagle, Inc.                                      2,196,295
Safety Speed Cut Manufacturing Company, Inc.        2,047,697
Tinnerman-Palnut Engineered Components              1,131,618
W E C Company, Inc.                                   149,994
Wicor Americas, Inc.                                1,227,462
                                                 ------------
                                                   13,756,306
                                                 ------------
DIVERSIFIED/CONGLOMERATE -
SERVICE - 7.82%
Diversco, Inc./DHI Holdings, Inc.                     556,826
Examination Management Services, Inc.               1,579,601
Hamilton Funeral Services Centers, Inc.               220,803
Lancaster Laboratories, Inc.                        1,118,827
Pharmaceutical Buyers, Inc.                           478,473
Sabex 2002, Inc.                                    1,300,470
U S M Holdings Corp.                                1,106,300
Washington Inventory Services, Inc.                 1,112,169
                                                 ------------
                                                    7,473,469
                                                 ------------
ELECTRONICS - 7.29%
Advanced Micro Devices, Inc.                          222,188
A E S Corporation                                     185,063
Coining Corporation of America LLC                  1,213,297
Cooperative Computing, Inc.                           216,000
Directed Electronics, Inc.                          2,246,182
Esterline Technologies                                185,500
Flextronics International Ltd.                        248,125
Hyperion Solutions Corporation                         99,875
Integration Technology Systems, Inc.                  935,201
Precision Dynamics, Inc.                            1,312,150
Progressive Software Holding, Inc.                      6,570
Triquint Semiconductor, Inc.                          103,350
                                                 ------------
                                                    6,973,501
                                                 ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.) MASSMUTUAL PARTICIPATION INVESTORS September 30, 2003
(Unaudited)

                       INDUSTRY CLASSIFICATION (Continued)

Corporate Restricted Securities: (Cont.)          Fair Value
                                                 ------------

FARMING & AGRICULTURE - 0.23%
Cuddy International Corporation                  $     18,151
Polymer Technologies, Inc./Poli-Twine
Western, Inc.                                         196,875
Protein Genetics, Inc.                                  8,304
                                                 ------------
                                                      223,330
                                                 ------------
HEALTHCARE, EDUCATION &
CHILDCARE - 4.19%
Beacon Medical Products, Inc.                       1,119,141
DHD Healthcare, Inc.                                1,102,874
Enzymatic Therapy, Inc.                               593,440
MedAssist, Inc.                                     1,132,201
Viropharma, Inc.                                       58,162
                                                 ------------
                                                    4,005,818
                                                 ------------
HOME & OFFICE FURNISHINGS,
HOUSEWARES, AND DURABLE
CONSUMER PRODUCTS - 4.72%
Fasteners for Retail, Inc.                          3,623,411
Moss, Inc.                                            892,429
                                                 ------------
                                                    4,515,840
                                                 ------------
LEISURE, AMUSEMENT,
ENTERTAINMENT - 2.80%
Majestic Star Casino LLC                              924,750
Olympic Sales, Inc.                                 1,756,117
                                                 ------------
                                                    2,680,867
                                                 ------------
MACHINERY - 5.64%
Ames True Temper Group                              1,148,186
C & M Conveyor, Inc.                                1,337,172
Cymer, Inc.                                           477,563
Gencorp Inc.                                          205,000
Synventive Equity LLC                               1,120,179
Weasler Holdings LLC                                1,102,123
                                                 ------------
                                                    5,390,223
                                                 ------------
MEDICAL DEVICES/BIOTECH - 0.94%
Coeur, Inc.                                           641,705
Quintiles Transnational Corporation                   258,125
                                                 ------------
                                                      899,830
                                                 ------------
MINING, STEEL, IRON & NON
PRECIOUS METALS - 0.06%
Better Minerals & Aggregates                           54,525
                                                 ------------
MISCELLANEOUS - 1.72%
CapeSuccess LLC                                  $      2,512
Centerpoint Energy, Inc.                              178,719
East River Ventures I, L.P.                             6,783
Invitrogen Corporation                                220,781
M S X International, Inc.                             175,437
Rayovac Corporation                                   180,250
Rhodia SA                                             245,625
Sheridan Acquisition Corporation                      312,375
TCW Leveraged Income Trust, L.P.                      322,500
Victory Ventures LLC                                        2
Winsloew Escrow Corporation                                 7
                                                 ------------
                                                    1,644,991
                                                 ------------
OIL AND GAS - 1.18%
Mustang Ventures Company                            1,123,652
                                                 ------------
PERSONAL TRANSPORTATION - 2.03%
Tronair, Inc.                                       1,940,001
                                                 ------------
PUBLISHING & PRINTING - 0.12%
Dex Media West                                        113,000
                                                 ------------
RETAIL STORES - 2.76%
P H I Holding Company                               1,181,252
Rent-Way, Inc.                                        208,500
TVI, Inc.                                           1,250,847
                                                 ------------
                                                    2,640,599
                                                 ------------
TECHNOLOGY - 0.06%
F E I Company                                          58,800
                                                 ------------
TOTAL CORPORATE RESTRICTED
  SECURITIES - 99.47%                            $ 95,084,568
                                                 ============

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS    MASSMUTUAL PARTICIPATION INVESTORS
(Unaudited)


1. HISTORY

   MassMutual Participation Investors (the "Trust") was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated April 7, 1988.

   The Trust is a closed-end management investment company. David L. Babson & Company Inc., ("Babson"), a majority owned subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), acts as its investment adviser. The investment objective is to maximize total return by providing current income, the potential for growth of such income, and capital appreciation, by investing primarily in a portfolio of privately placed fixed-income securities, at least half of which normally will include equity features.

   On January 27, 1998, the Board of Trustees authorized the formation of a wholly owned subsidiary ("MMPI Subsidiary Trust") for the purpose of holding certain investments. The MMPI Subsidiary Trust's results of operations have been consolidated in the accompanying financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America.

   A.  VALUATION OF INVESTMENTS:

   Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market.

   Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in, or restrictions on, resale and will therefore be "restricted securities". Generally speaking, as contrasted with open-market sales of unrestricted securities which may be effected immediately if the market is adequate, absent an exemption from registration, restricted securities can be sold only in a public offering for which a registration statement is in effect under the Securities Act of 1933.

   The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Trust's Board of Trustees (the "Trustees"). Each restricted security is valued by the Trustees as of the time of the acquisition thereof and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less at the time of acquisition by the Trust. Values greater or less than cost are thereafter used for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of a security held by the Trust; an estimate of the existence and the extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; in the case of a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available for purchase; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and any other factors affecting fair value, all in accordance with the Investment Company Act of 1940, as amended. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.


--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS    MASSMUTUAL PARTICIPATION INVESTORS
(CONTINUED)


   When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the Securities Act of 1933 and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

   The Trust's Board of Trustees meets at least once in each quarter to value the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or of Babson, the Trust's investment adviser. In making valuations, the Trustees will consider reports by Babson analyzing each portfolio security in accordance with the relevant factors referred to above. Babson has agreed to provide such reports to the Trust at least quarterly.

   The financial statements include restricted securities valued at $95,084,568 (99.47% of net assets) as of September 30, 2003 whose values have been determined by the Board of Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

   The values for corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of September 30, 2003, subject to discount where appropriate, and are approved by the Trustees.

   Short-term securities with more than sixty days to maturity are valued at fair value and short-term securities having a maturity of sixty days or less are valued at amortized cost, which approximates market value.

   B.  ACCOUNTING FOR INVESTMENTS:

   Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

   The Trust has elected to accrue, for financial reporting purposes, certain premiums and discounts which are required to be accrued for federal income tax purposes.

   Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

   C.  USE OF ESTIMATES:

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



--------------------------------------------------------------------------------
28

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS    MASSMUTUAL PARTICIPATION INVESTORS
(CONTINUED)


   D.  FEDERAL INCOME TAXES

   No provision for federal taxes on net investment income and short-term capital gains is considered necessary because the Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification by, among other things, distributing substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend to the Trustees either to designate the net realized long-term gains as undistributed and to pay the federal capital gains taxes thereon or to distribute all or a portion of such net gains.

   The Trust is taxed as a regulated investment company and is therefore limited as to the amount of non-qualified income that it may receive as the result of operating a trade or business, e.g. the Trust's pro rata share of income allocable to the Trust by a partnership operating company. The Trust's violation of this limitation could result in the loss of its status as a regulated investment company, thereby subjecting all of its net income and capital gains to corporate taxes prior to distribution to its shareholders. The Trust, from time-to-time, identifies investment opportunities in the securities of entities that could cause such trade or business income to be allocable to the Trust. The MMPI Subsidiary Trust (described in Footnote 1, above) was formed in order to allow investment in such securities without adversely affecting the Trust's status as a regulated investment company. The MMPI Subsidiary Trust is not taxed as a regulated investment company. Accordingly, prior to the Trust receiving any distributions from the MMPI Subsidiary Trust, all of the MMPI Subsidiary Trust's taxable income and realized gains, including non-qualified income and realized gains, is subject to taxation at prevailing corporate tax rates.

   For the period ended September 30, 2003, the MMPI Subsidiary Trust accrued federal income taxes of $911,385 for future liabilities on unrealized gains on investments held in the MMPI Subsidiary Trust.

3. INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FEE

   Under an Investment Advisory and Administrative Services Contract with the Trust, Babson has agreed to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objectives and policies of the Trust. Babson has further agreed that it will request each issuer of securities which MassMutual is prepared to purchase in a private placement, and which would be consistent with the investment objectives and policies of the Trust, to also offer such securities to the Trust. Babson will use its best efforts to insure that issuers accede to such requests. MassMutual has agreed that, subject to such orders of the Securities and Exchange Commission as may apply, it will invest concurrently with the Trust in any such investment. Babson represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the contract, Babson provides administration of the day-to-day operations of the Trust and provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

   For its services under the Investment Advisory and Administrative Services Contract, Babson is paid a quarterly fee equal to .225% of the value of the Trust's net assets as of the last business day of each fiscal quarter, an amount approximately equivalent to .90% on an annual basis. A majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust or of Babson, approve the valuation of the Trust's net assets.

4. SENIOR SECURED INDEBTEDNESS:

   A.  NOTE PAYABLE

   MassMutual holds the Trust's $12,000,000 Senior Fixed Rate Convertible Note (the "Note") issued by the Trust in 1995. The Note, as amended, is due December 13, 2011 and accrues interest at 5.80% per annum. MassMutual, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For the period ended September 30, 2003, the Trust incurred total interest expense on the Note of $522,000.


--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS    MASSMUTUAL PARTICIPATION INVESTORS
(CONTINUED)


   The Trust may redeem the Note, in whole or in part, at the principal amount proposed to be redeemed together with the accrued and unpaid interest thereon through the redemption date plus the Make Whole Premium. The Make Whole Premium equals the excess of (i) the present value of the scheduled payments of principal and interest which the Trust would have paid but for the proposed redemption, discounted at the rate of interest of U.S. Treasury obligations whose maturity approximates that of the Note plus 0.50% over (ii) the principal of the Notes proposed to be redeemed.

   B.  REVOLVING CREDIT AGREEMENT

   The Trust entered into a $15,000,000 senior secured, floating rate, Revolving Credit Agreement (the "Revolver") with Fleet National Bank (the "Agent Bank"), pursuant to a credit agreement dated May 29, 1997, with a maturity date of May 31, 2004. The Revolver bears interest at a variable per annum rate equal to the three-month Eurodollar rate plus a margin of .40% per annum or the most recent Federal Funds rate plus a margin of .50% per annum. Interest is paid to the Agent Bank as it becomes due. The Trust also incurs expense on the undrawn portion of the total Revolver at a rate of .185% per annum. As of September 30, 2003, there was $10,500,000 in outstanding loans against the Revolver and the average blended rate of interest charged on the Revolver was 1.23%. For the period ended September 30, 2003, the Trust incurred total interest expense on the Revolver of $135,039, including $6,227 related to the undrawn portion.

5. PURCHASES AND SALES OF INVESTMENTS

                                           FOR THE NINE MONTHS ENDED 09/30/2003
                                           ------------------------------------
                                             COST OF              PROCEEDS FROM
                                           INVESTMENTS               SALES OR
                                             ACQUIRED               MATURITIES
                                           ------------            ------------
   Corporate restricted securities         $ 34,422,387            $ 36,405,274
   Corporate public securities                7,519,695               6,635,051
   Short-term securities                    255,267,306             251,465,102

   The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of September 30, 2003. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of September 30, 2003 is $13,433,589 and consists of $11,724,612 appreciation and $25,158,201 depreciation.

6. QUARTERLY RESULTS OF INVESTMENT OPERATIONS
                                               AMOUNT                PER SHARE
                                            ------------           ------------
                                                       MARCH 31, 2003
                                            -----------------------------------
   Investment income                        $  2,409,479
   Net investment income                       1,872,939           $       0.20
   Net realized and unrealized
     gain on investments                       2,547,390                   0.27


                                                       JUNE 30, 2003
                                            -----------------------------------
   Investment income                           2,299,910
   Net investment income                       1,750,314                   0.18
   Net realized and unrealized
     gain on investments                       2,434,269                   0.25


                                                     SEPTEMBER 30, 2003
                                            -----------------------------------
   Investment income                           2,472,346
   Net investment income                       1,826,696                   0.19
   Net realized and unrealized
     gain on investments (net of taxes)        4,900,070                   0.51



--------------------------------------------------------------------------------
30

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS    MASSMUTUAL PARTICIPATION INVESTORS
(CONTINUED)


7. CONTINGENCIES

   The Trust, together with other investors including MassMutual, is a plaintiff in two lawsuits in connection with private placement investments made by the Trust in Sharp International Corporation ("Sharp"). Three managing shareholders of Sharp, which is currently being liquidated in Chapter 7 liquidation proceedings, have pleaded guilty to criminal fraud charges. Two separate civil lawsuits were brought in New York state court in an attempt to recover damages for lost investment funds from Sharp's working capital lender and auditors. The lawsuit involving Sharp's working capital lender has been dismissed prior to trial. An appeal of this dismissal is pending. The lawsuit against Sharp's auditors is in its preliminary stages. The Trust is unable estimate any potential recovery from these lawsuits as of September 30, 2003.





















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                                                                              31
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